Trade and Other Payables - Summary of Trade and Other Payables Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	₩ 4,341,482	₩ 7,529,857
Non-trade payables	2,140,906	2,132,838
Accrued expenses	1,859,765	1,605,118
Leasehold deposits received	2,548	2,479
Other deposits received	127,933	97,408
Lease liabilities	612,765	614,037
Dividends payable	4,574	1,812
Advance received from local governments	0	0
Others	0	0
Others	0	0
Trade and other current payables	9,089,973	11,983,549
Trade and other non-current payables [abstract]
Trade payables	0	0
Non-trade payables	1,716,345	2,023,985
Accrued expenses	23,148	6,351
Leasehold deposits received	1,042	35
Other deposits received	33,723	47,863
Lease liabilities	3,195,115	3,549,106
Dividends payable	0	0
Advance received from local governments	3,069	3,477
Others	9,515	8,097
Others	12,584	11,574
Trade and other non-current payables	₩ 4,981,957	₩ 5,638,914